Trade and other payables (Details) - GBP (£)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Trade and other payables
Trade payables	£ 205,528,000	£ 143,400,000	£ 144,792,000
Other payables	20,259,000	22,297,000	12,739,000
Accrued expenses	69,384,000	61,990,000	51,616,000
Social security and other taxes	14,728,000	32,491,000	24,670,000
Total trade and other payables	309,899,000	260,178,000	233,817,000
Less: non-current portion
Trade payables	101,221,000	66,778,000	59,808,000
Other payables	1,332,000	739,000	1,001,000
Non-current trade and other payables	102,553,000	67,517,000	60,809,000
Current trade and other payables	207,346,000	192,661,000	173,008,000
Transfer fees and other associated costs	188,765,000	136,309,000	132,036,000
Deferred VAT payments	1,424,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	210,747,000	145,775,000	147,896,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	101,221,000	66,778,000	59,808,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	54,120,000	40,228,000	39,406,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 47,101,000	£ 26,550,000	£ 20,402,000